Commitments and Contingencies (Schedule of minimum future rental payments Operating lease) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 2,278
2026	1,300
2027	457
2028	150
2029 and after	827
Lessee, Operating Lease, Liability, to be Paid, Total	5,012
Less imputed interest	(600)
Total lease liabilities	$ 4,412
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilities